Financial Risk Management and Financial Instruments - Other Long Term Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
At January 1	€ 16	€ 16	€ 0
Initial recognition of long term investment	9	0	16
Changes in fair value recorded in other comprehensive income	29	0	0
Changes in fair value recognized in profit or loss	(5)	0	0
At December 31	€ 49	€ 16	€ 16